UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Kopernik Global All-Cap Fund

Semi-Annual Report	April 30, 2014

Investment Advisor:

Kopernik Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.5%
	Shares	Value
ARGENTINA — 0.2%
Cresud ADR	73,275	$884,429

AUSTRALIA — 5.0%
Newcrest Mining, Ltd.	2,388,300	23,207,843
Treasury Wine Estates, Ltd.	1,146,649	4,058,538

		27,266,381

BRAZIL — 3.5%
BrasilAgro*	411,500	1,659,103
BrasilAgro ADR	47,223	188,892
Centrais Eletricas Brasileiras ADR	2,866,623	15,938,424
SLC Agricola	154,200	1,187,404

		18,973,823

CANADA — 23.7%
Alliance Grain Traders, Inc.	83,490	1,396,261
Barrick Gold Corp.	873,427	15,258,770
Cameco Corp	695,431	14,805,726
Centerra Gold, Inc.	1,887,415	9,677,727
Dundee Precious Metals, Inc.*	1,100,106	3,653,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
Eastern Platinum, Ltd.*	19,410,000	$1,151,088
Gabriel Resources, Ltd.*	7,911,828	6,929,752
Ivanhoe Mines, Ltd.*	310,710	513,102
Kinross Gold Corp.	3,297,093	13,386,198
Kirkland Lake Gold, Inc.*	482,055	1,359,016
Niko Resources, Ltd.*	2,612,990	4,911,053
Northern Dynasty Minerals, Ltd.*	3,180,272	2,448,809
Novagold Resources, Inc.*	3,062,043	10,809,012
Silver Standard Resources, Inc.*	679,842	6,737,234
Sprott, Inc.	1,792,677	5,315,633
Turquoise Hill Resources, Ltd.*	4,178,108	16,294,621
Uranium Participation Corp.*	3,265,362	14,300,203

		128,947,675

EGYPT — 0.3%
Centamin PLC*	1,465,834	1,602,498

FINLAND — 1.9%
UPM-Kymmene	589,530	10,305,325

FRANCE — 1.5%
Areva	107,989	2,717,703
Electricite de France	139,824	5,362,701

		8,080,404

GREECE — 1.4%
Tsakos Energy Navigation, Ltd.*	1,066,292	7,602,662

HONG KONG — 6.0%
China Mobile, Ltd.	999,000	9,496,553
China Yurun Food Group, Ltd.	23,280,000	11,200,175
Guangshen Railway Co., Ltd.	15,137,171	5,720,650
Guoco Group, Ltd.	214,000	2,565,643
Luks Group Vietnam Holdings Co., Ltd.	5,021,000	1,508,965

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
Nam Tai Property*	187,493	$1,295,576
United Laboratories International Holdings, Ltd.*	1,346,000	868,057

		32,655,619

ITALY — 2.0%
ERG	396,945	6,850,716
Telecom Italia	4,156,542	4,125,979

		10,976,695

JAPAN — 11.9%
Bit-isle, Inc.	643,800	4,181,378
Japan Digital Laboratory Co., Ltd.	142,100	2,069,613
Japan Steel Works, Ltd.	4,366,000	18,406,084
Kamigumi Co., Ltd.	325,000	3,096,298
Kurita Water Industries, Ltd.	250,600	5,270,113
Mitsubishi Corp.	288,700	5,162,064
Mitsui & Co., Ltd.	367,300	5,205,827
Organo Corp.	1,080,000	5,134,054
Sanshin Electronics Co., Ltd.	415,100	2,602,622
West Japan Railway Co.	334,700	13,563,477

		64,691,530

LEBANON — 0.3%
Solidere GDR*	52,664	679,365
Solidere GDR* (A)	54,774	706,585

		1,385,950

POLAND — 1.1%
Astarta Holding*	145,792	1,974,294
Kernel Holding*	417,192	3,862,366

		5,836,660

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA — 14.1%
Federal Grid Unified Energy System JSC*	3,454,784,319	$5,345,242
Federal Grid Unified Energy System JSC GDR* (A)	8,505,666	6,579,983
Gazprom OAO ADR	3,092,538	22,303,384
Moscow Exchange MICEX OAO*	3,804,099	5,634,991
Protek*	1,751,146	1,867,889
RusHydro JSC ADR	11,808,190	18,302,695
Sberbank of Russia ADR*	2,019,144	16,924,465

		76,958,649

SINGAPORE — 1.2%
Golden Agri-Resources Ltd.	13,937,000	6,781,184

SOUTH KOREA — 1.7%
KT Corp. ADR	594,609	9,460,229

TURKEY — 0.5%
Turkcell Iletisim Hizmetleri ADR*	169,140	2,449,147

UKRAINE — 1.4%
MHP GDR	560,634	6,593,056
MHP GDR (A)	93,795	1,103,029

		7,696,085

UNITED STATES — 10.8%
Layne Christensen Co.*	296,935	5,172,608
Newmont Mining, Ltd.	744,044	18,474,612
Peabody Energy Corp.	1,271,106	24,163,725
SkyWest, Inc.	951,997	11,043,165

		58,854,110

TOTAL COMMON STOCK (Cost $484,631,380)		481,409,055

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

CONVERTIBLE BOND — 0.1%
	Face Amount/ Shares	Value
INDIA — 0.1%
REI Agro, Ltd. 5.500%, 11/13/14 (A) (Cost $612,750)	$723,000	$449,616

SHORT-TERM INVESTMENT — 12.8%
SEI Daily Income Trust, Government Fund, 0.020% (B) (Cost $69,944,130)	69,944,130	69,944,130

TOTAL INVESTMENTS — 101.4% (Cost $555,188,260)		551,802,801
Other Assets and Liabilities, Net — (1.4)%		(7,488,892)

NET ASSETS — 100.0%		$544,313,909

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited
PLC —	Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

The list of inputs used to value the Fund’s net assets as of April 30, 2014 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$884,429	$—	$—	$884,429
Australia	27,266,381	—	—	27,266,381
Brazil	18,973,823	—	—	18,973,823
Canada	128,947,675	—	—	128,947,675
Egypt	1,602,498	—	—	1,602,498
Finland	10,305,325	—	—	10,305,325
France	8,080,404	—	—	8,080,404
Greece	7,602,662	—	—	7,602,662
Hong Kong	32,655,619	—	—	32,655,619
Italy	10,976,695	—	—	10,976,695
Japan	64,691,530	—	—	64,691,530
Lebanon	1,385,950	—	—	1,385,950
Poland	5,836,660	—	—	5,836,660
Russia	76,958,649	—	—	76,958,649
Singapore	6,781,184	—	—	6,781,184
South Korea	9,460,229	—	—	9,460,229
Turkey	2,449,147	—	—	2,449,147
Ukraine	7,696,085	—	—	7,696,085
United States	58,854,110	—	—	58,854,110

Total Common Stock	481,409,055	—	—	481,409,055
Convertible Bond	—	449,616	—	449,616
Short-Term Investment	69,944,130	—	—	69,944,130

Total Investments in Securities	$551,353,185	$449,616	$—	$551,802,801

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 or Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $555,188,260)	$551,802,801
Receivable for Capital Shares Sold	1,846,281
Dividend and Interest Receivable	504,968
Reclaim Receivable	93,093
Deferred Offering Costs	40,853
Prepaid Expenses	1,892

Total Assets	554,289,888

Liabilities:
Payable for Investment Securities Purchased	8,740,084
Foreign Currency Payable, at Value (Proceeds $505,305)	506,321
Payable due to Adviser	382,013
Payable for Capital Shares Redeemed	197,606
Payable due to Administrator	37,895
Distribution Fees Payable (Class A Shares)	28,313
Payable due to Trustees	2,655
Chief Compliance Officer Fees Payable	2,186
Unrealized Loss on Foreign Spot Currency Contracts	2,159
Other Accrued Expenses and Other Payables	76,747

Total Liabilities	9,975,979

Net Assets	$544,313,909

Net Assets Consist of:
Paid-in Capital	$540,541,682
Distributions in Excess of Net Investment Income	(79,978)
Accumulated Net Realized Gain on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,243,448
Net Unrealized Depreciation on Investments	(3,385,459)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5,784)

Net Assets	$544,313,909

Class A Shares:
Net Assets	$156,839,885
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	15,552,358
Net Asset Value, Per Share*	$10.08

Maximum Offering Price Per Share ($10.08/94.25%)	$10.69

Class I Shares:
Net Assets	$387,474,024
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	38,381,835
Net Asset Value Offering and Redemption Price, Per Share	$10.10

*	Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
FOR THE PERIOD ENDED
APRIL 30, 2014 (Unaudited)*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,652,709
Interest	91,169
Less: Foreign Taxes Withheld	(129,592)

Total Investment Income	1,614,286

Expenses:
Investment Advisory Fees	1,301,565
Administration Fees	135,248
Distribution Fees (Class A Shares)	83,725
Chief Compliance Officer Fees	4,535
Trustees’ Fees	5,650
Custodian Fees	47,489
Deferred Offering Costs (See Note 2)	35,225
Transfer Agent Fees	33,001
Registration and Filing Fees	19,010
Legal Fees	18,797
Audit Fees	11,374
Printing Fees	7,418
Other Expenses	8,753

Total Expenses	1,711,790

Less:
Investment Advisory Fee Waiver	(40,677)
Fees Paid Indirectly — Note 4	(22)

Net Expenses	1,671,091

Net Investment Loss	(56,805)

Net Realized Gain (Loss) on:
Investments	7,394,739
Foreign Currency Transactions	(151,291)

Net Realized Gain	7,243,448

Net Unrealized Appreciation (Depreciation) on:
Investments	(3,385,459)
Foreign Currency Transactions	(5,784)

Net Unrealized Depreciation	(3,391,243)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	3,852,205

Net Increase in Net Assets Resulting from Operations	$3,795,400

*	Commenced operations on November 1, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2014 (Unaudited)*

Operations:
Net Investment Loss	$(56,805)
Net Realized Gain on Investments and Foreign Currency Transactions	7,243,448
Net Unrealized Depreciation on Investments and Foreign Currency Transactions	(3,391,243)

Net Increase in Net Assets Resulting From Operations	3,795,400

Dividends:
Class A Shares
Dividends from Net Investment Income	—
Class I Shares
Dividends from Net Investment Income	(23,173)

Total Dividends	(23,173)

Capital Share Transactions:(1)
Class A Shares
Issued	158,116,329
Reinvestment of Distributions	3,437
Redeemed	(1,804,575)

Net Class A Share Transaction	156,315,191

Class I Shares
Issued	393,038,067
Reinvestment of Distributions	23,172
Redeemed	(8,834,748)

Net Class I Share Transaction	384,226,491

Net Increase in Net Assets From Capital Share Transactions	540,541,682

Total Increase in Net Assets	544,313,909

Net Assets:
Beginning of Period	—

End of Period (including Distributions in Excess of Net Investment Income of ($79,978))	$544,313,909

*	Commenced operations on November 1, 2013.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Period

	Class A Shares
	Period Ended April 30, 2014 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.01)
Net Realized and Unrealized Gain	0.09

Total from Investment Operations	0.08

Net Asset Value, End of Period	$10.08

Total Return†	0.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$156,840
Ratio of Expenses to Average Net Assets(1)	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.37	%††
Ratio of Net Investment Loss to Average Net Assets	(0.04	)%††
Portfolio Turnover Rate	29	%†††

*	Commenced operations on November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Period Ended April 30, 2014 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.00	^
Net Realized and Unrealized Gain	0.10

Total from Investment Operations	0.10

Dividends and Distributions:
Net Investment Income	0.00	^

Net Asset Value, End of Period	$10.10

Total Return†	1.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$387,474
Ratio of Expenses to Average Net Assets(1)	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.13	%††
Ratio of Net Investment Loss to Average Net Assets	(0.04	)%††
Portfolio Turnover Rate	29	%†††

*	Commenced operations on November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on November 1, 2013.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, none of the securities were valued in accordance with fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Kopernik Global Investors, LLC (the “Adviser”), of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Fund that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014

The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2014

adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2014 the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the

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sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
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contracts at the date of default. There were no forward foreign currency contracts for the period ended April 30, 2014.

Expenses —  Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2014, the remaining amount still shown to be amortized for the Fund was $40,853.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of any amount above $500 million of the Fund’s average daily net assets.

There is a minimum annual rate of $100,000 for the Fund, plus $15,000 for each additional class of shares.

The Fund has adopted a distribution plan for Class A Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders.

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Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment. The maximum annual distribution and service fees for Class A Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Class A Shares.

Citibank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended April 30, 2014, the Fund earned cash management credits of $22 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Fund’s Class A Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2015 (the “Contractual Expense Limit”). If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015. As of April 30, 2014, fees which were previously waived by the Adviser that can be recaptured were $40,677, expiring in 2017.

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6. Share Transactions:

Period Ended April 30, 2014*

Shares Transactions:
Class A Shares
Issued	15,729,698
Redeemed	(177,340)

Increase in Class A Shares	15,552,358

Class I Shares
Issued	39,255,330
Reinvestment of Distributions	2,355
Redeemed	(875,850)

Increase in Class I Shares	38,381,835

*	Commenced operations on November 1, 2013.

7. Investment Transactions:

For the period ended April 30, 2014, the Fund made purchases of $558,432,691 and sales of $81,185,966 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$555,188,260	$27,167,298	$(30,552,757)	$(3,385,459)

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9. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

10. Other:

At April 30, 2014, 85% of Class A shares outstanding were held by two record shareholders and 79% of Class I shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Class A Shares	$1,000.00	$1,008.00	1.35%	$6.70
Class I Shares	1,000.00	1,010.10	1.10	5.43

Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.12	1.35%	$6.73
Class I Shares	1,000.00	1,019.39	1.10	5.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on October 4, 2013 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT — concluded (Unaudited)

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Kopernik Global All-Cap Fund

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC.

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KGI-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: July 7, 2014